Schedule H, Line 4a – Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
HNI CORPORATION 401(k) PLAN
SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
DECEMBER 31, 2025
EIN: 42-0617510; PLAN: 001

		Total that Constitute Nonexempt Prohibited Transactions
Plan Year Ending	Check here if late participant loan repayments are included	Contributions not corrected	Contributions corrected outside of VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
December 31, 2024	☐	–	171,829	–	–